Leases	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Leases
5. Leases

The Company leases space for all its branch offices, which are generally located either in downtown or suburban business centers, and for its corporate headquarters. Branch offices are generally leased over periods ranging from three to five years. The corporate office lease expires in 2021. The Company’s leases generally provide for payment of basic rent plus a share of building real estate taxes, maintenance costs and utilities.

Operating lease expenses was $561 and $660 for the three-month periods ended December 31, 2020 and 2019, respectively.

Supplemental cash flow information related to leases consisted of the following:

	Three Months Ended December 31,
	2020	2019
Cash paid for operating lease liabilities	$493	555

Supplemental balance sheet information related to leases consisted of the following:

December 31, 2020
Weighted average remaining lease term for operating leases	2.5 years
Weighted average discount rate for operating leases	6.0%

The table below reconciles the undiscounted future minimum lease payments under non-cancelable lease agreements having initial terms in excess of one year to the total operating lease liabilities recognized on the unaudited condensed consolidated balance sheet as of December 31, 2020, including certain closed offices are as follows:

Remainder of Fiscal 2021	$1,378
Fiscal 2022	1,686
Fiscal 2023	1,159
Fiscal 2024	898
Fiscal 2025	434
Thereafter	108
Less: Imputed interest	(543)
Present value of operating lease liabilities (a)	$5,120

(a)    Includes current portion of $1,576 for operating leases.

The Company leases space for all its branch offices, which are generally located either in downtown or suburban business centers, and for its corporate headquarters. Branch offices are generally leased over periods ranging from three to five years. The corporate office lease expires in 2021. The leases generally provide for payment of basic rent plus a share of building real estate taxes, maintenance costs and utilities.

Operating lease expenses were $2,433 and $2,872 for fiscal 2020 and 2019, respectively.

Supplemental cash flow information related to leases consisted of the following:

Fiscal 2020
Cash paid for operating lease liabilities	$1,946
Right-of-use assets obtained in exchange for new operating lease liabilities	$733

Supplemental balance sheet information related to leases consisted of the following:

Fiscal 2020
Weighted average remaining lease term for operating leases	2.4 years
Weighted average discount rate for operating leases	6.0%

The table below reconciles the undiscounted future minimum lease payments under non-cancelable lease agreements having initial terms in excess of one year to the total operating lease liabilities recognized on the consolidated balance sheet as of September 30, 2020, including certain closed offices are as follows:

Fiscal 2021	$1,848
Fiscal 2022	1,686
Fiscal 2023	1,159
Fiscal 2024	898
Fiscal 2025	434
Thereafter	108
Less: Imputed interest	(591)
Present value of operating lease liabilities (a)	$5,542

(a) Includes current portion of $1,615 for operating leases.

Disclosures related to periods prior to adoption of ASU 2016-02

The Company adopted ASU 2016-02 using a modified retrospective adoption method at October 1, 2019 as noted in Note 3. As of September 30, 2019, future minimum lease payments due under non-cancelable lease agreements having initial terms in excess of one year, including certain closed offices are as follows:

Fiscal 2020	$1,990
Fiscal 2021	1,597
Fiscal 2022	1,485
Fiscal 2023	1,007
Fiscal 2024	779
Thereafter	427
Total	$7,285